Cover Page	Oct. 09, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 09, 2026
Entity Registrant Name	Humana Inc.
Entity Central Index Key	0000049071
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-5975
Entity Tax Identification Number	61-0647538
Entity Address, Address Line One	101 East Main Street,
Entity Address, City or Town	Louisville
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40202
City Area Code	502
Local Phone Number	580-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	HUM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false